RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

10.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Information related to operating and finance leases is as follows:

	December 31, 2023				December 31, 2022
	Operating Leases		Finance Leases		Operating Leases		Finance Leases
Incremental borrowing rate (weighted average)	11.83%		10.37%		11.98%		9.68%
Weighted average remaining lease term	12.12	yrs	4.76	yrs	13.04	yrs	4.90	yrs

The maturities of the contractual lease liabilities as of December 31, 2023 are as follows:

	Operating Leases	Finance Leases	Total
2024	$29,457	$12,098	$41,555
2025	29,112	6,428	35,540
2026	28,381	4,412	32,793
2027	27,125	3,340	30,465
2028	26,507	2,501	29,008
2029 and beyond	198,164	6,428	204,592
Total undiscounted lease liabilities	338,746	35,207	373,953
Impact of discounting	(203,231)	(7,411)	(210,642)
Total present value of minimum lease payments	$135,515	$27,796	$163,311

In June 2022, the Company completed a sale and lease back transaction to sell two cultivation and processing facilities for a purchase price of $28,107, excluding transaction costs. The Company leased back the facilities and continues to operate and manage them under a long-term agreement. The transaction qualified for sale-leaseback treatment under ASC 842. As a result of the sale, the Company divested of $22,206 of buildings and improvements, and $3,728 of land. The Company recognized a gain on sale related to the transaction of $2,173 which was recorded within gain on sale of assets on the statements of operations. The lease was recorded as an operating lease and resulted in a lease liability of $25,331 and an ROU asset of $25,339, which was recorded net of a $750 work allowance.

In June 2022, the Company closed on a real estate financing transaction resulting in $27,599 of cash proceeds for the sale and simultaneous leaseback of a cultivation facility. The transaction includes a construction financing allowance of up to $14,187, which will increase the base rent at the time the construction financing is drawn down. The initial term of the agreement is fifteen years, with two five-year options to renew. The initial payments are equal to 10% of the sum of the purchase price and increases when a draw is made on the construction finance allowance, payable monthly. In addition, a 3% increase in payments will be applied annually after the first year. As of December 31, 2023 and 2022, this represents a balance of $38,205 and $36,181, respectively, as part of construction finance liabilities on the balance sheet.

The transaction was classified as a finance lease and control was never transferred to the buyer-lessor; accordingly the transaction did not qualify for sale-leaseback treatment. Therefore, the Company is deemed to own this real estate and will continue to depreciate the assets and reflect the properties on the Company’s balance sheet. The Company recorded a financing obligation for the consideration received from the buyer-lessor, and future cash lease payments will be allocated between interest expense and reduction to the financing obligation, as applicable. As the transactions did not qualify for sale-leaseback treatment, under ASC 842, Leases, no gain or loss was recognized.

10.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Continued)

Payments related to leases during the years ended December 31, 2023 and 2022, are as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$8,783	$6,604
Lease liabilities - operating expense, G&A	16,366	13,943
Lease liabilities - finance
Amortization of right-of-use assets, COGS	6,913	4,584
Amortization of right-of-use assets, G&A	165	187
Interest on lease liabilities - finance, COGS	3,017	2,422
Interest on lease liabilities - finance, G&A	37	58
Total lease expense	$35,281	$27,798

As of December 31, 2023, the Company concluded that the carrying amount of certain long-lived assets exceeded the fair value and recorded an impairment loss on ROU operating assets of $1,462.